Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

16.	Leases

Effective on January 1, 2022, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. The leases of the Company mainly consisted of office leasing.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Right-of-use assets	575	124
Lease liability – current	458	-
Lease liability – non-current	99	-
Total lease liability	557	-

The weighted average remaining lease terms and discount rates for the operating lease for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
Weighted average remaining lease term (years)	0.17	1.18	0.17
Weighted average discount rate	4.75%	3.95%	3.95%

For the years ended December 31, 2023, 2024 and 2025, the lease expenses were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expense	720	354	571
Short-term lease expense	18	232	273
Total lease expense	738	586	844

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)